Basic and Diluted Earnings (Loss) per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Earnings (Loss) per Common Share

Note 10 — Basic and Diluted Earnings (Loss) per Common Share

Basic earnings (loss) per share is computed by dividing the net income or net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated using the treasury stock method and reflects the potential dilution that could occur if warrants were exercised and were not anti-dilutive.

For the three months ended June 30, 2021, basic and diluted loss per common share were the same since there were no potentially dilutive shares outstanding during the respective periods. The outstanding warrants and options as of June 30, 2021, to purchase 760,000 shares of 1,010,000 common stock were not included in the calculations of diluted loss per share because the impact would have been anti-dilutive. 207,479 common stock equivalents were included in the calculation as their impact would have been dilutive.

For the six months ended June 30, 2021, basic and diluted income per common share were based on 69,580,992 and 69,969,539 shares, respectively.

Note 11 — Basic and Diluted Earnings (Loss) per Common Share

Basic earnings (loss) per share is computed by dividing the net income or net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated using the treasury stock method and reflects the potential dilution that could occur if warrants were exercised and were not anti-dilutive.

For the year ended December 31, 2020, basic and diluted loss per common share were the same since there were no potentially dilutive shares outstanding during the respective periods. The outstanding warrants and options as of December 31, 2020, to purchase 1,993,000 shares of common stock were not included in the calculations of diluted loss per share because the impact would have been anti-dilutive.